                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: ____________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Faber Investments (Mauritius) Pte Ltd
Address: c/o International Management (Mauritius) Limited
         Les Cascades Building, Edith Cavell Street
         Port Louis, Mauritius

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lim Fung Jen
       --------------------------
Title: Director

Phone: +65 6828 6653
       --------------------------

Signature, Place, and Date of Signing:

    /s/ Lim Fung Jen                Singapore                15 May 2008
--------------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number         Name

   28-______________            Temasek Holdings (Private) Limited
   [Repeat as necessary.]

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